Document and Entity Information	Apr. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2021
Entity Registrant Name	CSI Compressco LP
Entity Central Index Key	0001449488
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Units
Trading Symbol	CCLP
Security Exchange Name	NASDAQ
Entity File Number	1-35195
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	94-3450907
Entity Address, Address Line One	24955 Interstate 45 North
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	281
Local Phone Number	367-1983
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false